Equity-Based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Class B One Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units vested	$ 2.32
Units vested Weighted average grant date fair value	2.32
Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units vested	3.24
Units vested Weighted average grant date fair value	3.24
Class E Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units vested	25.46
Units vested Weighted average grant date fair value	$ 25.46
Hoya Intermediate, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 0	$ 0
Hoya Intermediate, LLC | Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Rights, Percentage per year	20.00%
Award Vesting Period	5 years
Share-based Payment Arrangement, Expense	$ 4,287	5,174
Units vested	$ 15.58
Amount of cost to be recognized for nonvested award under share-based payment arrangement		$ 13,992
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	4 years
Units vested Weighted average grant date fair value	$ 15.58
Hoya Intermediate, LLC | Class B One Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units repurchased	0	0
Units vested	$ 0
Units unvested	855,000
Units exercisable number	950,000
Units vested Weighted average grant date fair value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price	$ 2.32	$ 0	$ 0
Hoya Intermediate, LLC | Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units repurchased	97,604	6,000
Distribution Made to Limited Liability Company (LLC) Member, Unit Distribution	7,604	6,000
Payments of Distributions to parent	$ 120	$ 8,095
Units vested		$ 15.78
Units vested	236,736,000	204,164,000
Units unvested	1,811,504	628,346
Units exercisable number	2,495,240	1,000,000
Units vested Weighted average grant date fair value		$ 15.78
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price		$ 15.58
Hoya Intermediate, LLC | Class E Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units repurchased	0	0
Units vested	$ 25.46	$ 25.46
Units vested	200,306,000	100,153,000
Units unvested	300,459	400,612
Units exercisable number	500,765	500,765
Units vested Weighted average grant date fair value	$ 25.46	$ 25.46
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price		$ 25.46